CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock	Additional Paid-In Capital	Obligations to Issue Shares	Accumulated Deficit	Total
Balance beginning at Dec. 13, 2023		$ 0	$ 0	$ 0	$ 0	$ 0
Balance beginning (in shares) at Dec. 13, 2023		0
Issuance of common shares		$ 9,600	225,601			235,201
Issuance of common shares (in shares)		96,000,040
Shares to be issued for bonus				167,750		167,750
Issuance of shares to consultants						$ 183,000
Issuance of shares to consultants (in shares)						300,000
Share issuance costs			(6,463)			$ (6,463)
Balance ending at Nov. 30, 2024		$ 1,645	227,093	167,750	(1,020,057)	(623,569)
Balance ending (in shares) at Nov. 30, 2024	[1]	16,452,690
Issuance of common shares		$ 31	1,110,498			1,110,529
Issuance of common shares (in shares)	[1]	312,007
Issuance of bonus shares		$ 5	182,995	(167,750)		15,250
Issuance of bonus shares (in shares)	[1]	51,414
Proceeds received pending issuance of common stock				1,350,470		1,350,470
Share issuance costs			(37,442)			(37,442)
Net loss attributable to common stockholders					(666,995)	(666,995)
Balance ending at Feb. 28, 2025		$ 1,681	1,483,144	1,350,470	(1,687,052)	1,148,243
Balance ending (in shares) at Feb. 28, 2025	[1]	16,816,111
Balance beginning at Nov. 30, 2024		$ 1,645	227,093	167,750	(1,020,057)	(623,569)
Balance beginning (in shares) at Nov. 30, 2024	[1]	16,452,690
Issuance of common shares		$ 1,313	8,014,535			8,015,848
Issuance of common shares (in shares)		13,140,724
Issuance of shares to consultants		$ 50	304,950	$ (167,750)		137,250
Issuance of shares to consultants (in shares)		500,000
Share issuance costs		$ (57)	579,597			579,540
Share issuance costs (in shares)		570,810
Balance ending at Nov. 30, 2025		$ 1,889	7,968,157		(6,280,689)	1,689,357
Balance ending (in shares) at Nov. 30, 2025	[1]	18,888,289
Conversion of redeemable common stock		$ 275	299,725			300,000
Conversion of redeemable common stock (in shares)	[1]	2,750,000
Reverse recapitalization		$ 623	1,990,561			1,991,184
Reverse recapitalization (in shares)	[1]	6,230,033
Issuance of common shares for acquisition of Oregon Energy LLC		$ 171	11,959,656			11,959,827
Issuance of common shares for acquisition of Oregon Energy LLC (in shares)	[1]	1,710,991
Accretion of mezzanine equity			(8,480)			(8,480)
Net loss attributable to common stockholders					(1,504,430)	(1,504,430)
Balance ending at Feb. 28, 2026		$ 2,958	$ 22,209,619		$ (7,785,119)	$ 14,427,458
Balance ending (in shares) at Feb. 28, 2026	[1]	29,579,313

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.